Financial Liabilities at FVTPL	12 Months Ended
Dec. 31, 2025
Financial Liabilities at FVTPL [Abstract]
FINANCIAL LIABILITIES AT FVTPL
22.	FINANCIAL LIABILITIES AT FVTPL

Preferred shares and convertible loans

In late 2015, Adlai Hangzhou raised up to RMB70,000 from the Founders and certain onshore investors (“Series A Investors”).

In June 2018, the Company was established in the Cayman Island for seeking overseas listing opportunity, and the Company issued ordinary shares to the Founders and an option to the Series A Investors, which entitled Series A Investors to convert their equity interests in Adlai Hangzhou to up to 14,560,000 series A convertible preferred shares (“Series A Preferred Shares”) of the Company, at par value of $ 0.0001 per share, upon completion of the Reorganization. From January 2020 to April 2020, Series A Investors exercised the option and converted their equity interests in Adlai Hangzhou to Series A Preferred Shares of the Company.

In June 2018, to accommodate the Group’s Reorganization plan, certain onshore investors (“Series B Onshore Investors”) entered into convertible loan subscription agreement (the “Series B Loan Agreement”) with Adlai Hangzhou to issue a loan (the “Series B Convertible Loans”) to Series B Onshore Investors for a total consideration of RMB165,000. Meanwhile, the Company entered into a forward contract with these Series B Onshore investors to grant them an option (“Series B Preferred Shares Forward”) to convert Series B Convertible Loans issued by Adlai Hangzhou to 6,600,000 series B convertible redeemable preferred shares (“Series B Preferred Shares”) of the Company, at par value of $ 0.0001 per share, upon completion of the Reorganization. Pursuant to the Series B Loan Agreement, these loans bore interest at 15% per annum and shall mature upon the exercise of the Series B Preferred Shares Forward. The Series B Onshore Investors agreed Adlai Hangzhou’s obligation of repayment the principal and accrued interests of these loans will be automatically relieved with the exercise of Series B Share Purchase Forward upon completion of the Reorganization. From April to May 2020, the Series B Onshore Investors have exercised their Series B Share Purchase Forward and converted their Series B Convertible Loans to an aggregate of 6,600,000 Series B Preferred Shares.

Concurrently, certain offshore investors (“Series B Offshore Investors”) subscribed 6,907,896 Series B Preferred Shares (“Series B Preferred Shares”) for a total consideration of $27,000. The Series B Onshore Investors and Series B Offshore Investors are collectively referred to as “Series B Investors”.

In December 2019, the Company issued 14,653,013 series C convertible redeemable preferred shares (“Series C Preferred Shares”) of the Company for a total consideration of $63,700 to certain investors (“Series C Investors”).

In April 2021, the Company entered into a Series D share purchase agreement with certain investors (“Series D Investors”) to issue an aggregate of 14,722,505 series D convertible redeemable preferred shares (“Series D Preferred Shares”) for a total consideration of $97,370 and paid in full as of December 31, 2021.

According to the original and amended Memorandum and Articles of Association (“MOA”) upon the issuance of each series of convertible redeemable preferred shares, the Group designated Series B, C and D Preferred Shares and Series B Convertible Loans as financial liabilities measured at FVTPL and recognized Series A Preferred Shares as equity in accordance with the relevant IFRS. There is no significant change in the major terms of MOA among of each series except mentioned otherwise in the notes to the Consolidated Financial Statements.

According to the MOA of the Company in May 2021, the key terms of the Series A, B, C and D Preferred Shares (collectively “Preferred Shares”) are as follows:

Conversion Rights (applicable to all Preferred Shares)

Each holder of Preferred Shares may, at the option of the holder thereof, be converted at any time into fully-paid and nonassessable ordinary shares of the Company based on the then-effective applicable conversion price (“Applicable Conversion Price”). Each holder of Preferred Shares shall automatically be converted, based on the Applicable Conversion Price, into ordinary shares of the Company upon the closing of a Qualified IPO (as defined below).

The Applicable Conversion Price is initially equal to the original issue price for each class of Preferred Shares and shall be subject to adjustment from time to time, including but not limited to share splits, share subdivision, share combination and the like, being no less than par value.

If the Company issues any additional ordinary shares at a subscription price less than the corresponding original subscription price of the Series B, C and D Preferred Shares, the Company shall issue new corresponding Series B, C and D Preferred Shares to the holders of Series B, C and D Preferred Shares at the nominal price or the minimum price allowed by applicable laws until the Applicable Conversion Price for each holders of Series B, C and D Preferred Shares is reduced to such issue price.

If the Group fails to meet any of the below two committed business objectives (“Business Objectives”) within the timelines, the holders of Series C Preferred Shares are entitled to request the Founders, affiliates of the Founders and the Group (collectively referred to as “Warrantors”) to jointly make up the share compensation necessary to make the pre-money valuation of the Company immediately before the investment by the holders of Preferred Shares be adjusted to 70% thereof. The share compensation arrangement shall be made on the basis of a nominal transfer price. The Business Objectives are:

a)	promote at least three products (self-developed or by introduction) to the next clinical stage within eighteen months from the Series C Preferred Shares closing date, on the basis of existing clinical pipelines; and;

b)	obtain the approval of one new drug application from the competent authority for drug administration in the US or PRC by the 3rd anniversary of Series C Preferred Shares closing date.

Qualified IPO means an underwriter initial public offering of the Company completed no later than the earlier of (i) September 7, 2023 and (ii) two years after the date of Closing of the Series D Preferred Shares and which occurs on the New York Stock Exchange, NASDAQ, Hong Kong Exchanges and Clearing Market or such other reputable stock exchange approved by the a majority of all of the investor directors with (i) the pre-public offering market capitalization of no less than $650,000, unless otherwise agreed by the investor directors; and (ii) shares held by the investors can be listed for trading or otherwise disposed of without transfer restrictions after any applicable statutory lock-up period.

Voting Rights (applicable to all Preferred Shares)

Except as otherwise required by law or as set forth herein, the holder of each ordinary share issued and outstanding shall have one vote for each ordinary share held by such holder, and the holder of Preferred Shares shall be entitled to the number of votes equal to the number of ordinary shares into which such Preferred Shares could be converted.

Liquidation Preference (applicable to all Preferred Shares)

Upon any liquidation, closure, dissolution, merger or acquisition of any Group company; or the transfer of a controlling interest (i.e., more than 50% of the equity) by the shareholders of any Group company (excluding the holders of Series A, B, C and D Preferred Shares); or the sale of the majority of any Group’s assets to third parties; or the transfer of the majority of any Group’s intellectual property to third parties; or any event that can be defined as a transfer of control of any Group company; or any transfer of the Shares of any Group company (excluding the shares of the Company held by the holders of Series A, B, C and D Preferred Shares) or shares held by the Founders or their affiliates without the prior written consent of the Investor Director Majority, Series C Investors and Series D Investors; or any breach of the Warrantors under the Series D Share Purchase Agreements, the Series C Share Purchase Agreements, the Series B Share Purchase Agreement, the Shareholders’ Agreement and these Articles, as applicable (“Transaction Documents”) which would cause the Series C Investors and Series D Investors to claim for termination of any of the Transaction Documents (each a “Liquidation Event”), whether voluntary or involuntary, all assets and funds of the Company legally available for distribution to the shareholders is distributed to the shareholders of the Company in the sequence as follows:

a)	Series D Preferred Shares

b)	Series C Preferred Shares

c)	Series B Preferred Shares

d)	Series A Preferred Shares

If there are any assets or funds remaining after the aggregate Series A, B, C and D Preferred Shares have been distributed or paid fully, the remaining assets and funds of the Company available for distribution is distributed on a pro rata basis among all holders of outstanding ordinary shares and Preferred Shares.

Dividends (applicable to all Preferred Shares)

Each holder of the ordinary shares (on as-converted basis) shall be entitled to receive dividends on a pro rata basis on the number of ordinary shares, out of any funds legally available therefor, pro rata based on the number of ordinary shares held by each holder.

Redemption Rights (applicable to Series B, C and D Preferred Shares)

At any time after the earlier of the following, any investors of Preferred Shares shall be entitled to require the Company to redeem all or portion of the outstanding Preferred Shares held by them, and/or require each of the Warrantors to jointly and severally redeem or repurchase all or portion of the outstanding Preferred Shares held by them:

i.	the Company fails to complete a Qualified IPO at the earlier of (a) September 7, 2023; and (b) two years after the date of Closing;

ii.	(applicable to Series C Investors and Series D Investors only) with respect to any Series C Investor or Series D Investor, such Series C Investor or Series D Investor fails to achieve the investment return which is 100% of its investment amount and plus an amount that would accrue on its investment amount at a simple interest rate of ten percent (10%) per annum (if such period is less than a year, such interest amount shall be calculated proportionally) through transfer, dividends of the Preferred Shares, or disposal in any other way approved by such Series C Investors or Series D Investors plus the value of the Preferred Shares (if any) still held by such Series C Investors or Series D Investors by September 7, 2023 (with respect to Series C Investors) or by three years following its closing of Series D (with respect to Series D Investors);

iii.	(applicable to Series C Investors only) the applicable Group company fails to meet any of the Committed Business Objectives within the timelines specified under these Articles;

iv.	(applicable to Series C Investors only) the applicable Group company fails to obtain approval of a new medicine application from the competent authority for drug administration of its first medicine in the U.S. or the PRC by December 30, 2022;

v.	(applicable to Series C Investors and Series D Investors only) the first disapproval or rejection by any competent governmental authority (including, without limitation, the National Medical Products Administration of the PRC or the U.S. Food and Drug Administration) of the application made by any Group company with respect to any of its new drugs;

vi.	in case that the Group companies meet the requirements for a Qualified IPO, any of the Group companies or the management shareholders refuses the Qualified IPO or declines to make necessary cooperation for such Qualified IPO, or the Group companies fail to complete the Qualified IPO due to any reasons attributable to any management shareholder;

vii.	without the written consent of the majority of investor directors, Series C Investors and Series D Investors, Mr. Yang Lu and Mr. Donghui Yang terminate their employment contracts with the applicable Group company or fail to comply their commitment to work full time as per the agreement with certain Series C Investors or Series D Investors prior to the latest to occur of the following events: (a) such Series C Investors or Series D Investors’ exit; (b) the occurrence of a Qualified IPO; (c) the expiry of the two years period after the closing of Series D; and (d) September 7, 2023;

viii.	material change of principal business or, business scope of the Group companies without the written consent of the majority of investor directors, Series C Investors and Series D Investors;

ix.	any significant intellectual property of any Group company becomes invalid, frozen, or is transferred, authorized, pledged, encumbered, hypothecated to any third party without prior written consent of the majority of investor directors;

x.	the occurrence of a material breach by any Group company or any management shareholders of any of their respective representations, warranties, covenants or undertakings under the Transaction Documents and failure by applicable Group companies or management shareholders to make remedy within thirty days after so required;
xi.	the occurrence of a material breach by any Group company or any management shareholder of any of mandatory laws or regulations in the applicable jurisdiction; and

xii.	the occurrence of any material dishonesty problem by any Group company or any management shareholder.

Next Equity Financing Warrant

In June 2018, in connection with the issuance of the Series B Preferred shares, the Company irrevocably issued to certain Series B Investors a warrant (“Next Equity Financing Warrant”), by which each of these Series B Investors shall be entitled but not obligated to purchase a certain number of the Company’s Preferred Shares with a par value of $0.0001 per share prior to the closing date of the Company’s next round equity or equity-linked financing (the “Next Equity Financing”), at an exercise price per share of ninety-five percent (95%) of the subscription price per share for the investors in such Next Equity Financing.

The Next Equity Financing Warrant expired upon the closing date of the Company’s Series C financing in August 2019 as none of these Series B Investors subscribed the Company’s Series C Preferred Shares.

CEHKL Warrant

On May 20, 2019, the Company entered into a warrant agreement with China Equities HK Limited (“CEHKL”), under which the Company agreed to issue certain Series B Preferred Shares to CEHKL with agreed price (“CEHKL Warrant”) and the CEHKL Warrant will expire on May 20, 2024. In July 2021, CEHKL elected to exercise the CEHKL Warrant and the Company issued 100,000 Series B Preferred Shares to CEHKL.

Presentation and classification

The Group and the Company have designated the Series B, C and D Preferred Shares and Series B Convertible Loans as financial liabilities measured at FVTPL upon initial recognition. The Next Equity Financing Warrant and CEHKL Warrant are initially recognized at fair value on the date on which the contract is entered into and are subsequently remeasured at fair value.

The change in fair value of financial liabilities at FVTPL is charged to profit or loss except for the portion attributable to credit risk change that shall be charged to other comprehensive income. The net gain or loss recognized in profit or loss includes any interest paid on the financial liabilities and is included in the loss on changes in fair value of financial liabilities at FVTPL line item. Management concluded that there is no credit risk of the financial liability that drives the change of the fair value of the financial liability.

The Company has used the discounted cash flow method and back-solve method to determine the underlying share value of the Company and adopted equity allocation model to determine the fair value of each financial liability as of the dates of issuance and at the end of each of the Relevant Periods.

The Group estimated the risk-free interest rate based on the yield of the United States Government Bond with maturity close to the expected exit timing as of the valuation date. Under the option-pricing method, the cost of a put option, which can hedge the price change before the privately held shares can be sold, was considered as a basis to determine the lack of marketability discount. Volatility was estimated based on the annualized standard deviation of the daily stock price return of comparable companies for a period from the valuation date and with a similar time span to expiration.

In September 29, 2023, each holder of Preferred Shares automatically be converted, based on the Applicable Conversion Price, into ordinary shares of the Company upon the closing of IPO.